Lease liabilities - Additional Information (Detail) - Li Cycle Holdings Corp [member]	12 Months Ended
Oct. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Number of new premises leases during Period	4
Number of new equipment leases during period	1
Number of leases modified during period	6
Interest expnse lease liabilites	$ 449,571